Lease Liability (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease Liability
Interest expense	$ 8,907	$ 27,008	$ 50,560	$ 23,669